Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$ (5,711)	$ 6,741	$ 40,671
Gains (losses) on derivatives in cash flow hedges:
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$ (49,417)	$ (21,940)	$ 17,010
Gains (losses) on derivatives not designated as hedging instruments:
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded
Total gains (losses) on derivative instruments	$ 58,781	$ 95,007	$ (2,405)
Derivative instruments designated as hedges | Other (expense) income, net
Gains (losses) on derivatives in cash flow hedges:
Amount of gain (loss) reclassified from accumulated other comprehensive loss	66,600	21,940	(17,010)
Amounts excluded from effectiveness testing	0	0	0
Derivative instruments designated as hedges | Interest rate contracts | Other (expense) income, net
Gains (losses) on derivatives in fair value hedges:
Hedged item	0	1,971	3,072
Derivatives designated as hedging instruments	0	(1,971)	(3,072)
Undesignated derivative instruments | Equity options | Other (expense) income, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments	(182,011)	(130,801)	(23,882)
Undesignated derivative instruments | Cash convertible notes embedded cash conversion option | Other (expense) income, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments	182,802	131,227	28,154
Undesignated derivative instruments | Foreign exchange forwards and options | Other (expense) income, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments	$ (8,610)	$ 72,641	$ 10,333